LONG-TERM LOANS AND OTHER BORROWINGS - Bank loans (Details) RM in Millions, $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2020 MYR (RM)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 MYR (RM)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)
Borrowings and other credit facilities
Current maturities				Rp (9,350)			Rp (8,746)
Long-term portion			$ 2,175.0	30,561			32,289
Bank loans
Borrowings and other credit facilities
Total loans and other borrowings				28,314			26,670
Unamortized debt issuance cost				(85)			(65)
Gain in debt restructuring	Rp (4)
Total loans and other borrowings				28,229			26,601
Current maturities				(7,648)			(5,434)
Long-term portion				20,581			21,167
Bank loans | Third parties
Borrowings and other credit facilities
Total loans and other borrowings				11,288			11,351
Bank loans | MUFG Bank, Ltd. ("MUFG Bank") | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings				2,596			2,981
Bank loans | MUFG Bank, Ltd. ("MUFG Bank") | USD
Borrowings and other credit facilities
Total loans and other borrowings						$ 8.0	108
Bank loans | Syndication of banks | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings				1,326			1,250
Bank loans | Syndication of banks | USD
Borrowings and other credit facilities
Total loans and other borrowings			30.0	427		37.0	514
Bank loans | PT Bank Central Asia Tbk ("BCA") | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings				3,145			1,665
Bank loans | Bank Permata | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings				757
Bank loans | Bank DBS | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings				1,378			770
Bank loans | United Overseas Bank Limited ("UOB Singapore") | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings			$ 31.0	437		$ 40.0	556
Bank loans | Citibank | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings							500
Bank loans | PT Bank HSBC | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings				214			500
Bank loans | Bank of China | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings							500
Bank loans | PT Bank ANZ Indonesia | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings				374			440
Bank loans | Bank CIMB Niaga | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings				307			439
Bank loans | BTPN | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings				173			537
Bank loans | United Overseas Bank Limited ("UOB Indonesia") | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings							357
Bank loans | PT Bank ICBC Indonesia ("ICBC") | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings				113			159
Bank loans | Others (each below Rp75 billion) | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings							9
Bank loans | Others (each below Rp75 billion) | Malaysian ringgits
Borrowings and other credit facilities
Total loans and other borrowings		RM 12.0		41	RM 19.0		66
Bank loans | Related parties
Borrowings and other credit facilities
Total loans and other borrowings				17,026			15,319
Bank loans | Bank Mandiri | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings				6,203			7,611
Bank loans | BNI | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings				7,958			5,898
Bank loans | BRI | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings				2,822			1,758
Bank loans | BNI Syariah | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings				Rp 43			Rp 52